FAIR VALUE MEASUREMENT - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				6 Months Ended	12 Months Ended
	Dec. 21, 2022	May 13, 2022	Nov. 29, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Term of the debt instrument			1 year
Fair value gain (loss) of the financial assets included in earnings					$ 0	$ 1,316	$ 0
Amount recognized of the converted financial instrument				$ 30,114
Fair value of Group's equity securities					3,326	8,411
Convertible Note
FAIR VALUE MEASUREMENT
Debt instrument amount derecognized	$ 11,316
Equity securities
FAIR VALUE MEASUREMENT
Amount recognized of the converted financial instrument	$ 11,316
Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value gain (loss) of the financial assets included in earnings				1,158	1,085
Fair value of Group's equity securities				$ 2,168	3,326	8,411
Related party | Level 1 | Equity securities
FAIR VALUE MEASUREMENT
Fair value gain (loss) of the financial assets included in earnings					$ 5,085	$ 2,905	$ 0
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]					Investment (loss) income, net	Investment (loss) income, net	Investment (loss) income, net
Related party | ECARX | Convertible Note
FAIR VALUE MEASUREMENT
Term of the debt instrument		1 year
Principal amount of debt		$ 10,000
Related party | ECARX | Equity securities
FAIR VALUE MEASUREMENT
Debt instrument conversion price per share	$ 9.5